REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments comprise of the following:

(in thousands of $)	Year Ended December 31,
	2021	2020	2019
Realized gain on Hilli oil derivative instrument	24,772	2,539	13,089
Unrealized gain/(loss) on Hilli oil derivative instrument (note 20)	126,940	(45,100)	(39,090)
Unrealized gain on Hilli gas derivative instrument (note 16)	51,286	—	—
Unrealized mark-to-market adjustment for commodity swap derivatives (note 27)	1,665	—	—
	204,663	(42,561)	(26,001)